Item 1. Schedule of Investments:
--------------------------------
PUTNAM GLOBAL INCOME TRUST

QUARTERLY PORTFOLIO HOLDINGS

1-31-05




Putnam Global Income Trust
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
January 31, 2005 (Unaudited)

Foreign government bonds and notes (39.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
CHF   2,900,000  Austria (Republic of) notes Ser. EMTN, 3
                 3/8s, 2012                                                                      $2,653,005
EUR   3,000,000  Austria (Republic of) 144A notes Ser.
                 EMTN, 3.8s, 2013                                                                 4,008,346
EUR   1,800,000  Belgium (Kingdom of) bonds Ser. 38, 5s,
                 2012                                                                             2,607,712
CAD   6,557,000  Canada Housing Trust govt. guaranty
                 5.1s, 2007 (Canada)                                                              5,536,529
DKK   9,640,000  Denmark (Kingdom of) bonds 6s, 2009                                              1,913,070
USD   1,000,000  Export Development Canada government
                 bonds 4s, 2007 (Canada)                                                          1,009,500
EUR   4,036,000  France (Government of) bonds 5 3/4s,
                 2032                                                                             6,751,881
EUR   6,930,000  Germany (Federal Republic of) bonds 4
                 3/4s, 2008                                                                       9,628,711
EUR   7,110,000  Germany (Federal Republic of) bonds Ser.
                 97, 6s, 2007                                                                     9,883,441
CHF   1,900,000  Italy (Republic of) unsub. notes Ser.
                 11, Tranche 1, 3 1/8s, 2010                                                      1,706,194
EUR   4,500,000  Netherlands (Government of) bonds 5s,
                 2012                                                                             6,510,483
EUR   2,693,000  Portugal (Republic of) treasury notes
                 Ser. JUN, 4 3/8s, 2014                                                           3,746,985
USD     500,000  Quebec (Province of) notes 5s, 2009
                 (Canada)                                                                           520,294
SEK   7,760,000  Sweden (Government of) bonds Ser. 3101,
                 4s, 2008                                                                         1,386,750
SEK   3,585,000  Sweden (Government of) debs. Ser. 1041,
                 6 3/4s, 2014                                                                       636,038
GBP   3,538,000  United Kingdom treasury bonds 7 1/2s,
                 2006                                                                             7,022,611
GBP     610,000  United Kingdom treasury bonds 4 1/4s,
                 2036                                                                             1,102,657
GBP     425,000  United Kingdom treasury bonds 2 1/2s,
                 2009                                                                             1,958,884
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $58,893,700)                   $68,583,091

U.S. Government Agency Mortgage Obligations (28.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
                 Pass-Through Certificates
     $5,100,259  6 1/2s, with due dates from June 1, 2031
                 to January 1, 2035                                                              $5,345,538
        100,000  6 1/2s, TBA, March 1, 2035                                                         104,531
      1,500,000  6 1/2s, TBA, February 1, 2035                                                    1,570,547
                 Federal National Mortgage Association
                 Pass-Through Certificates
      4,746,298  7s, with due dates from August 1, 2025
                 to March 1, 2034                                                                 5,029,439
         74,923  7s, February 1, 2016                                                                79,588
      1,250,415  6 1/2s, with due dates from May 1, 2031
                 to August 1, 2034                                                                1,310,010
     16,800,000  6 1/2s, TBA, February 1, 2035                                                   17,579,624
      3,200,000  5 1/2s, TBA, February 1, 2035                                                    3,258,000
        720,986  5s, April 1, 2019                                                                  733,518
     12,100,000  5s, TBA, February 1, 2035                                                       12,069,750
      2,000,000  5s, TBA, February 1, 2020                                                        2,031,562
        854,819  4s, with due dates from May 1, 2019 to
                 June 1, 2019                                                                       836,923
                                                                                              -------------
                 Total U.S. Government Agency Mortgage Obligations  (cost $49,796,875)          $49,949,030

U.S. Treasury Obligations (0.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
       $796,000  U.S. Treasury Bonds 6 1/4s, May 15, 2030                                          $983,184
        100,000  U.S. Treasury Notes 4 1/4s, August 15,
                 2014                                                                               100,953
                                                                                              -------------
                 Total U.S. Treasury Obligations  (cost $1,036,067)                              $1,084,137

Corporate bonds and notes (15.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
Capital Goods (0.1%)
-----------------------------------------------------------------------------------------------------------
       $185,000  Waste Management, Inc. company guaranty
                 6 3/8s, 2012                                                                      $205,782

Communication Services (0.5%)
-----------------------------------------------------------------------------------------------------------
        100,000  Ameritech Capital Funding company
                 guaranty 6 1/4s, 2009                                                              106,357
         60,000  AT&T Wireless Services, Inc. sr. notes 8
                 3/4s, 2031                                                                          82,524
        115,000  AT&T Wireless Services, Inc. sr. notes 7
                 7/8s, 2011                                                                         135,206
        100,000  France Telecom notes 9 1/4s, 2031
                 (France)                                                                           139,026
         40,000  Koninklijke (Royal) KPN NV sr. unsub.
                 notes 8s, 2010 (Netherlands)                                                        46,955
        150,000  Telefonica Europe BV company guaranty 7
                 3/4s, 2010 (Netherlands)                                                           174,788
         80,000  Vodafone Group PLC notes 7 7/8s, 2030
                 (United Kingdom)                                                                   105,941
                                                                                              -------------
                                                                                                    790,797
Conglomerates (0.1%)
-----------------------------------------------------------------------------------------------------------
         90,000  Tyco International Group SA company
                 guaranty 6 3/4s, 2011 (Luxembourg)                                                 100,820

Consumer Cyclicals (0.4%)
-----------------------------------------------------------------------------------------------------------
        170,000  DaimlerChrysler NA Holding Corp. company
                 guaranty 7.2s, 2009                                                                188,346
        165,000  Ford Motor Co. debs. 9.98s, 2047                                                   202,876
        360,000  Ford Motor Credit Corp. notes 7 7/8s,
                 2010                                                                               391,688
                                                                                              -------------
                                                                                                    782,910

Consumer Staples (0.9%)
-----------------------------------------------------------------------------------------------------------
        220,000  AT&T Broadband Corp. company guaranty 8
                 3/8s, 2013                                                                         271,772
        260,000  Cox Communications, Inc. 144A notes 4
                 5/8s, 2010                                                                         258,894
        280,000  Cox Enterprises, Inc. 144A notes 8s,
                 2007                                                                               298,867
         73,902  CVS Corp. 144A pass-through certificates
                 6.117s, 2013                                                                        78,165
        230,000  Echostar DBS Corp. sr. notes 5 3/4s,
                 2008                                                                               231,725
        105,000  Johnson (SC) & Son, Inc. 144A bonds 5
                 3/4s, 2033                                                                         109,497
        120,000  Miller Brewing Co. 144A notes 5 1/2s,
                 2013                                                                               126,099
          5,000  News America, Inc. debs. 7 1/4s, 2018                                                5,776
        115,000  TCI Communications, Inc. debs. 9.8s,
                 2012                                                                               148,979
         55,000  Tyson Foods, Inc. notes 7 1/4s, 2006                                                58,014
         45,000  Yum! Brands, Inc. sr. notes 8 7/8s, 2011                                            55,308
                                                                                              -------------
                                                                                                  1,643,096

Financial (9.1%)
-----------------------------------------------------------------------------------------------------------
        120,000  AXA Financial, Inc. sr. notes 7 3/4s,
                 2010                                                                               139,532
         35,000  Bank of New York Co., Inc. (The) sr.
                 sub. notes FRN 3.4s, 2013                                                           34,014
EUR   1,500,000  Bayerische Landesbank bonds Ser. 5, 5
                 1/4s, 2009 (Germany)                                                             2,130,081
        $95,000  CIT Group, Inc. sr. notes 7 3/4s, 2012                                             112,584
EUR   9,300,000  Depfa ACS Bank sr. sec. public loan
                 notes 3 1/4s, 2008 (Ireland)                                                    12,297,383
       $325,000  First Chicago NBD Corp. sub. notes 6
                 3/8s, 2009                                                                         350,982
         50,000  General Electric Capital Corp. notes
                 Ser. A, 6 3/4s, 2032                                                                59,954
         95,000  Goldman Sachs Group, Inc. (The) notes 4
                 3/4s, 2013                                                                          94,425
        125,000  Household Finance Corp. notes 6 3/8s,
                 2012                                                                               138,316
        205,000  Household Finance Corp. notes 4 1/8s,
                 2009                                                                               203,638
         90,000  National Westminster Bank sub. notes 7
                 3/8s, 2009 (United Kingdom)                                                        101,949
         35,000  Nationwide Financial Services, Inc.
                 notes 5 5/8s, 2015                                                                  35,897
        115,000  Principal Life Global Funding I 144A
                 sec. notes 5 1/4s, 2013                                                            119,776
         40,000  Travelers Property Casualty Corp. sr.
                 notes 3 3/4s, 2008                                                                  39,488
                                                                                              -------------
                                                                                                 15,858,019

Government (2.9%)
-----------------------------------------------------------------------------------------------------------
CHF     700,000  European Investment Bank supranational
                 bank bonds 3 1/2s, 2014 (Supra-Nation)                                             652,752
EUR   1,500,000  Norddeutsche Landesbank Girozentrale
                 bonds Ser. 7, 5 3/4s, 2010 (Germany)                                             2,221,971
CHF   2,375,000  Oester Postspark Bawag foreign
                 government guaranty Ser. EMTN, 3 1/4s,
                 2011 (Austria)                                                                   2,147,734
                                                                                              -------------
                                                                                                  5,022,457

Health Care (0.1%)
-----------------------------------------------------------------------------------------------------------
        $15,000  American Home Products Corp. notes
                 6.95s, 2011                                                                         16,830
         75,000  Bayer Corp. 144A FRB 6.2s, 2008                                                     79,448
                                                                                              -------------
                                                                                                     96,278

Technology (0.1%)
-----------------------------------------------------------------------------------------------------------
         50,000  Fiserv, Inc. notes 4s, 2008                                                         49,964
         75,000  Motorola, Inc. notes 7 5/8s, 2010                                                   86,910
                                                                                              -------------
                                                                                                    136,874

Transportation (0.1%)
-----------------------------------------------------------------------------------------------------------
        100,000  Union Pacific Corp. notes 6 5/8s, 2008                                             107,837

Utilities & Power (1%)
-----------------------------------------------------------------------------------------------------------
         40,000  AEP Texas Central Co. sr. notes Ser. D,
                 5 1/2s, 2013                                                                        41,755
        310,000  Consumers Energy Co. 1st mtge. Ser. B, 5
                 3/8s, 2013                                                                         322,497
         90,000  Duke Capital Corp. sr. notes Ser. A, 6
                 1/4s, 2005                                                                          91,251
        120,000  Duke Energy Field Services, LLC notes 7
                 7/8s, 2010                                                                         139,675
         70,000  Exelon Generation Co., LLC sr. notes
                 6.95s, 2011                                                                         78,927
         40,000  National Fuel Gas Co. notes 5 1/4s, 2013                                            40,898
         85,000  Northern States Power Co. 1st mtge. Ser.
                 B, 8s, 2012                                                                        103,940
         50,000  PP&L Capital Funding, Inc. company
                 guaranty Ser. D, 8 3/8s, 2007                                                       54,685
        150,000  Public Services Co. of Colorado sr.
                 notes Ser. A, 6 7/8s, 2009                                                         165,520
EUR     505,000  Veolia Environnement sr. unsub. Ser.
                 EMTN, 5 3/8s, 2018 (France)                                                        734,594
        $34,492  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON) (F)                                                  3
                                                                                              -------------
                                                                                                  1,773,745
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $22,084,680)                            $26,518,615

Asset-backed securities (14.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $30,122  ABSC NIMS Trust 144A Ser. 03-HE5, Class
                 A, 7s, 2033                                                                        $30,243
                 Aegis Asset Backed Securities Trust 144A
         52,615  Ser. 04-1N, Class Note, 5s, 2034                                                    52,615
         44,094  Ser. 04-2N, Class N1, 4 1/2s, 2034                                                  43,991
         95,585  Ser. 04-4N, Class Note, 5s, 2034                                                    95,645
        102,000  Ameriquest Finance NIM Trust 144A Ser.
                 04-RN9, Class N2, 10s, 2034                                                         94,483
        117,466  Ameriquest Mortgage Securities, Inc.
                 144A Ser. 04-RN9, 4.8s, 2034                                                       117,466
                 Amortizing Residential Collateral Trust
        344,636  Ser. 02-BC1, Class A, Interest only
                 (IO), 6s, 2005                                                                       1,375
        246,364  Ser. 02-BC3, Class A, IO, 6s, 2005                                                   4,652
         18,491  AQ Finance NIM Trust 144A Ser. 03-N9A,
                 Class Note, 7.385s, 2033                                                            18,526
                 Argent NIM Trust 144A
         12,711  Ser. 03-N7, Class 2A1, 5.68s, 2034
                 (Cayman Islands)                                                                    12,716
         46,813  Ser. 03-N8, Class A, 5.56s, 2034 (Cayman
                 Islands)                                                                            46,813
         59,115  Ser. 04-WN4, Class A, 4.459s, 2034
                 (Cayman Islands)                                                                    58,949
                 Asset Backed Funding Corp. NIM Trust
                 144A
          5,354  Ser. 03-WF1, Class N1, 8.35s, 2032                                                   5,354
        134,223  Ser. 04-0PT5, Class N1, 4 1/2s, 2034
                 (Cayman Islands)                                                                   134,223
         57,020  Ser. 04-FF1, Class N1, 5s, 2034 (Cayman
                 Islands)                                                                            56,832
        128,000  Asset Backed Securities Corp. Home
                 Equity Loan Trust FRB Ser. 05-HE1, Class
                 A3, 2.83s, 2035                                                                    127,965
         80,000  Bank One Issuance Trust FRB Ser. 03-C4,
                 Class C4, 3.51s, 2011                                                               81,594
      5,244,518  Bayview Financial Acquisition Trust Ser.
                 03-X, Class A, IO, 0.9s, 2006                                                       91,231
        655,418  Bear Stearns Alternate Trust Ser. 04-12,
                 Class 2A2, 5.171s, 2035                                                            667,559
                 Bear Stearns Asset Backed Securities NIM
                 Trust 144A
         70,652  Ser. 04-FR1, Class A1, 5s, 2034 (Cayman
                 Islands)                                                                            70,652
        212,358  Ser. 04-HE10, Class A1, 4 1/4s, 2034
                 (Cayman Islands)                                                                   212,358
         50,000  Ser. 04-HE10, Class A2, 5s, 2034 (Cayman
                 Islands)                                                                            50,000
         94,587  Ser. 04-HE6, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                    94,749
         58,384  Ser. 04-HE7N, Class A1, 5 1/4s, 2034
                 (Cayman Islands)                                                                    58,494
         49,456  Ser. 04-HE8N, Class A1, 5s, 2034 (Cayman
                 Islands)                                                                            49,456
         81,000  Bear Stearns Asset Backed Securities,
                 Inc. Ser. 04-FR3, Class M6, 5.668s, 2034                                            81,000
                 Bombardier Capital Mortgage
                 Securitization Corp.
        150,787  Ser. 00-A, Class A4, 8.29s, 2030                                                   126,661
        181,821  Ser. 99-B, Class A3, 7.18s, 2015                                                   140,002
        188,286  Ser. 99-B, Class A4, 7.3s, 2016                                                    146,166
        250,000  Capital One Multi-Asset Execution Trust
                 FRB Ser. 02-C1, Class C1, 5.23s, 2010                                              264,727
         49,000  CARMAX Auto Owner Trust Ser. 04-2, Class
                 D, 3.67s, 2011                                                                      48,627
                 CARSSX Finance, Ltd. 144A FRB
        252,749  Ser. 04-AA, Class B3, 5.83s, 2011
                 (Cayman Islands)                                                                   258,288
        640,406  Ser. 04-AA, Class B4, 7.98s, 2011
                 (Cayman Islands)                                                                   657,391
        544,439  CDC Mortgage Capital Trust Ser. 02-HE2,
                 Class A, IO, 5 1/4s, 2005                                                           11,215
        170,000  Chase Credit Card Master Trust FRB Ser.
                 03-3, Class C, 3.56s, 2010                                                         174,116
        110,549  Chase Funding Net Interest Margin 144A
                 Ser. 04-OPT1, Class Note, 4.458s, 2034                                             110,411
                 CHEC NIM Ltd., 144A
         67,260  Ser. 04-2, Class N1, 4.45s, 2034 (Cayman
                 Islands)                                                                            67,257
         35,000  Ser. 04-2, Class N2, 8s, 2034 (Cayman
                 Islands)                                                                            34,800
         25,000  Ser. 04-2, Class N3, 8s, 2034 (Cayman
                 Islands)                                                                            21,500
EUR     240,000  Chester Asset Receivables Dealings PLC
                 FRN Ser. 02-B, Class C, 3.374s, 2009
                 (United Kingdom)                                                                   317,164
                 Conseco Finance
       $381,333  Ser. 02-C, Class AFIO, IO, 7 1/2s, 2032                                             16,348
        216,964  Ser. 02-C, Class AVIO, IO, 7 1/2s, 2032                                              9,301
                 Conseco Finance Securitizations Corp.
        343,550  Ser. 00-2, Class A4, 8.48s, 2030                                                   344,787
        465,481  Ser. 00-4, Class A4, 7.73s, 2031                                                   454,326
         56,000  Ser. 00-4, Class A5, 7.97s, 2032                                                    48,289
        781,000  Ser. 00-4, Class A6, 8.31s, 2032                                                   691,447
        325,000  Ser. 01-04, Class A4, 7.36s, 2033                                                  333,710
        449,000  Ser. 01-1, Class A5, 6.99s, 2032                                                   429,364
        455,557  Ser. 02-2, Class A, IO, 8 1/2s, 2033                                               122,818
                 Countrywide Asset Backed Certificates
                 144A
         34,204  Ser. 03-5NF, Class NF, 6 3/4s, 2034                                                 34,375
        365,195  Ser. 04-6N, Class N1, 6 1/4s, 2035                                                 365,195
         61,961  Ser. 04-BC1N, Class Note, 5 1/2s, 2035                                              61,845
                 CS First Boston Mortgage Securities
                 Corp. 144A
      1,434,285  Ser. 04-C4, Class AX, IO, 0.08s, 2039                                               33,575
        148,283  Ser. 04-FR1N, Class A, 5s, 2034                                                    148,283
        139,000  Ser. 05-6N, Class A, 5 1/4s, 2035                                                  138,533
        420,000  First Chicago Lennar Trust 144A Ser.
                 97-CHL1, Class E, 7.863s, 2039                                                     436,472
        136,536  First Consumers Master Trust FRN Ser.
                 01-A, Class A, 2.79s, 2008                                                         135,854
                 First Franklin Mortgage Loan NIM Trust
                 144A
         69,987  Ser. 04-FF10, Class N1, 4.45s, 2034
                 (Cayman Islands)                                                                    69,982
         58,035  Ser. 04-FF7A, Class A, 5s, 2034                                                     58,163
                 Fremont NIM Trust 144A
         47,115  Ser. 04-3, Class B, 7 1/2s, 2034                                                    46,187
         16,219  Ser. 04-A, Class Note, 4 3/4s, 2034                                                 16,179
         72,913  Ser. 04-B, Class Note, 4.703s, 2034                                                 72,913
         84,882  Ser. 04-3, Class A, 4 1/2s, 2034                                                    84,738
        145,430  GE Capital Credit Card Master Note Trust
                 FRB Ser. 04-2, Class C, 2.96s, 2010                                                145,430
                 Granite Mortgages PLC FRB
EUR     455,000  Ser. 03-2, Class 2C1, 5.2s, 2043 (United
                 Kingdom)                                                                           631,892
GBP     340,000  Ser. 03-2, Class 3C, 6.42s, 2043 (United
                 Kingdom)                                                                           664,289
       $100,000  Ser. 02-1, Class 1C, 3.97s, 2042 (United
                 Kingdom)                                                                           101,570
         70,000  Ser. 02-2, Class 1C, 3.92s, 2043 (United
                 Kingdom)                                                                            71,120
                 Green Tree Financial Corp.
         83,662  Ser. 94-4, Class B2, 8.6s, 2019                                                     59,484
        203,128  Ser. 94-6, Class B2, 9s, 2020                                                      165,021
         84,541  Ser. 95-4, Class B1, 7.3s, 2025                                                     79,733
         89,000  Ser. 99-3, Class A6, 6 1/2s, 2031                                                   93,116
      1,275,000  Ser. 99-5, Class A5, 7.86s, 2030                                                 1,143,980
        736,372  Greenpoint Manufactured Housing Ser.
                 00-3, Class IA, 8.45s, 2031                                                        716,490
        149,000  GS Auto Loan Trust 144A Ser. 04-1, Class
                 D, 5s, 2011                                                                        146,780
                 GSAMP Trust 144A
         11,531  Ser. 03-HE1N, Class Note, 7 1/4s, 2033                                              11,538
         33,533  Ser. 04-FM1N, Class Note, 5 1/4s, 2033                                              33,509
         50,128  Ser. 04-HE1N, Class N1, 5s, 2034                                                    50,038
        301,988  Ser. 04-NIM1, Class N1, 5 1/2s, 2034                                               301,837
         19,422  Ser. 04-RENM, Class Note, 5 1/2s, 2032                                              19,422
         43,548  Ser. 04-SE2N, Class Note, 5 1/2s, 2034                                              43,527
        313,875  High Income Trust Securities 144A FRB
                 Ser. 03-1A, Class A, 2.76s, 2036                                                   304,458
                 Holmes Financing PLC FRB
         57,000  Ser. 8, Class 2C, 2.79s, 2040 (United
                 Kingdom)                                                                            57,257
         50,000  Ser. 4, Class 3C, 3.37s, 2040 (United
                 Kingdom)                                                                            50,640
                 Home Equity Asset Trust 144A
         25,287  Ser. 02-5N, Class A, 8s, 2033                                                       25,287
            881  Ser. 03-4N, Class A, 8s, 2033                                                          881
         58,526  Ser. 03-7N, Class A, 5 1/4s, 2034                                                   58,562
         58,496  Ser. 04-1N, Class A, 5s, 2034                                                       58,496
         60,630  Ser. 04-3N, Class A, 5s, 2034                                                       60,630
         72,654  Ser. 04-4N, Class A, 5s, 2034                                                       72,654
        273,278  Ser. 04-5N, Class A, 5 1/4s, 2034                                                  273,720
        300,000  LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class
                 FFL, 5.27s, 2037 (Cayman Islands)                                                  300,000
                 Long Beach Asset Holdings Corp. NIM
                 Trust 144A
          1,867  Ser. 03-2, Class N1, 7.627s, 2033                                                    1,867
            943  Ser. 03-4, Class N1, 6.535s, 2033                                                      943
         40,414  Ser. 04-2, Class N1, 4.94s, 2034                                                    40,414
        114,844  Ser. 04-5, Class Note, 5s, 2034                                                    115,096
GBP     200,000  Lothian Mortgages PLC 144A FRN Ser. 3A,
                 Class D, 5.67s, 2039 (United Kingdom)                                              377,180
        $38,753  Marriott Vacation Club Owner Trust 144A
                 Ser. 04-1A, Class C, 5.265s, 2026                                                   38,679
                 Master Asset Backed Securities NIM Trust
                 144A
         27,838  Ser. 04-CI3, Class N1, 4.45s, 2034                                                  27,838
        112,691  Ser. 04-CI5, Class N1, 4.946s, 2034                                                112,691
         82,000  Ser. 04-CI5, Class N2, 10s, 2034                                                    81,918
         66,654  Ser. 04-HE1A, Class Note, 5 1/4s, 2034                                              66,648
        170,000  MBNA Credit Card Master Note Trust FRN
                 Ser. 03-C5, Class C5, 3.66s, 2010                                                  173,741
                 Merrill Lynch Mortgage Investors, Inc.
         10,158  Ser. 03-WM3N, Class N1, 8s, 2005                                                    10,184
         66,000  Ser. 04-WMC3, Class B3, 5s, 2035                                                    63,690
                 Merrill Lynch Mortgage Investors, Inc.
                 144A
         43,019  Ser. 03-OP1N, Class N1, 7 1/4s, 2034                                                43,136
         33,008  Ser. 04-FM1N, Class N1, 5s, 2035                                                    32,862
         53,074  Ser. 04-HE1N, Class N1, 5s, 2006                                                    52,702
         36,957  Ser. 04-WM2N, Class N1, 4 1/2s, 2005                                                36,816
         85,581  Ser. 04-WM3N, Class N1, 4 1/2s, 2005                                                85,239
        170,000  Metris Master Trust 144A FRN Ser. 01-2,
                 Class C, 4.42s, 2009                                                               169,770
        226,634  MMCA Automobile Trust Ser. 02-1, Class
                 B, 5.37s, 2010                                                                     228,039
         50,000  Morgan Stanley ABS Capital I FRB Ser.
                 04-HE8, Class B3, 5.73s, 2034                                                       50,494
         18,611  Morgan Stanley ABS Capital I 144A Ser.
                 04-NC2N, Class Note, 6 1/4s, 2033                                                   18,722
                 Morgan Stanley Auto Loan Trust 144A
         34,000  Ser. 04-HB1, Class D, 5 1/2s, 2011                                                  33,405
         86,000  Ser. 04-HB2, Class E, 5s, 2012                                                      83,339
                 Morgan Stanley Dean Witter Capital I FRN
         31,796  Ser. 01-NC3, Class B1, 4.98s, 2031                                                  31,495
         91,720  Ser. 01-NC4, Class B1, 5.03s, 2032                                                  90,979
        286,896  Neon Capital, Ltd. 144A limited recourse
                 sec. notes Ser. 96, 1.458s, 2013 (Cayman
                 Islands)(F)(g)                                                                     269,236
         49,107  New Century Mortgage Corp. NIM Trust
                 144A Ser. 03-B, Class Note, 6 1/2s, 2033                                            49,246
         77,514  Nomura Asset Acceptance Corp. 144A Ser.
                 04-R2, Class PT, 10.118s, 2034                                                      85,459
         87,910  Novastar NIM Trust 144A Ser. 04-N2,
                 Class Note, 4.458s, 2034                                                            87,910
                 Oakwood Mortgage Investors, Inc.
        309,000  Ser. 00-D, Class A4, 7.4s, 2030                                                    201,901
        134,534  Ser. 01-C, Class A2, 5.92s, 2017                                                    84,784
        452,296  Ser. 01-E, Class A2, 5.05s, 2019                                                   370,388
        306,496  Ser. 02-A, Class A2, 5.01s, 2020                                                   258,039
        102,000  Ser. 02-B, Class A4, 7.09s, 2032                                                    91,800
        469,749  Ser. 02-C, Class A1, 5.41s, 2032                                                   417,465
        320,560  Ser. 99-D, Class A1, 7.84s, 2029                                                   304,148
         99,799  Oakwood Mortgage Investors, Inc. 144A
                 Ser. 01-B, Class A4, 7.21s, 2030                                                    95,118
         10,184  Option One Mortgage Securities Corp. NIM
                 Trust 144A Ser. 03-5, Class Note, 6.9s,
                 2033                                                                                10,235
                 Park Place Securities NIM Trust 144A
         65,225  Ser. 04-MCWN1, Class A, 4.458s, 2034                                                65,307
         82,000  Ser. 04-WCW2, Class D, 7.387s, 2034                                                 82,000
         38,110  Pass-Through Amortizing Credit Card
                 Trust Ser. 02-1A, Class A3FL, 5.48s,
                 2012                                                                                38,173
        191,425  People's Choice Net Interest Margin Note
                 144A Ser. 04-2, Class A, 5s, 2034                                                  191,855
                 Permanent Financing PLC FRB
        120,000  Ser. 3, Class 3C, 3.61s, 2042 (United
                 Kingdom)                                                                           121,632
        177,000  Ser. 4, Class 3C, 3.26s, 2042 (United
                 Kingdom)                                                                           177,549
         49,000  Ser. 5, Class 2C, 2.513s, 2042 (United
                 Kingdom)                                                                            49,245
GBP     204,000  Ser. 6, Class 3C, 2.85s, 2042 (United
                 Kingdom)                                                                           384,724
                 Pillar Funding PLC 144A FRB
       $120,000  Ser. 04-1A, Class C1, 3.49s, 2011
                 (United Kingdom)                                                                   120,696
        100,000  Ser. 04-2A, Class C, 3.37s, 2011 (United
                 Kingdom)                                                                           100,098
                 Providian Gateway Master Trust 144A FRN
        170,000  Ser. 04-BA, Class D, 3.88s, 2010                                                   171,338
        152,000  Ser. 04-EA, Class D, 3.41s, 2011                                                   152,040
        965,079  Residential Asset Mortgage Products,
                 Inc. Ser. 02-RZ3, Class A, IO, 5 3/4s,
                 2005                                                                                   151
        216,774  Residential Asset Securities Corp. Ser.
                 02-KS6, Class AIO, IO, 4 1/2s, 2005                                                    755
        140,884  Residential Asset Securities Corp. 144A
                 Ser. 04-N10B, Class A1, 5s, 2034                                                   140,884
                 SAIL Net Interest Margin Notes 144A
         33,103  Ser. 03-12A, Class A, 7.35s, 2033
                 (Cayman Islands)                                                                    33,434
         62,598  Ser. 03-13A, Class A, 6 3/4s, 2033
                 (Cayman Islands)                                                                    62,911
         24,382  Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman
                 Islands)                                                                            24,565
         89,682  Ser. 03-5, Class A, 7.35s, 2033 (Cayman
                 Islands)                                                                            89,656
         17,756  Ser. 03-8A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            17,666
         43,243  Ser. 03-9A, Class A, 7s, 2033 (Cayman
                 Islands)                                                                            43,018
         44,582  Ser. 03-BC2A, Class A, 7 3/4s, 2033
                 (Cayman Islands)                                                                    44,452
        153,008  Ser. 04-10A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           153,069
         68,987  Ser. 04-2A, Class A, 5 1/2s, 2034
                 (Cayman Islands)                                                                    68,987
        168,096  Ser. 04-4A, Class A, 5s, 2034 (Cayman
                 Islands)                                                                           167,844
         50,000  Ser. 04-4A, Class B, 7 1/2s, 2034
                 (Cayman Islands)                                                                    46,095
         97,541  Ser. 04-7A, Class A, 4 3/4s, 2034
                 (Cayman Islands)                                                                    97,405
         44,852  Ser. 04-7A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                    44,107
         44,326  Ser. 04-8A, Class B, 6 3/4s, 2034
                 (Cayman Islands)                                                                    43,331
        151,627  Ser. 04-AA, Class A, 4 1/2s, 2034
                 (Cayman Islands)                                                                   151,097
         51,476  Ser. 04-BNCA, Class A, 5s, 2034 (Cayman
                 Islands)                                                                            51,400
         23,046  Sasco Net Interest Margin Trust 144A
                 Ser. 03-AM1, Class A, 7 3/4s, 2033
                 (Cayman Islands)                                                                    22,933
                 Sharps SP I, LLC Net Interest Margin
                 Trust 144A
         51,122  Ser. 03-0P1N, Class NA, 4.45s, 2033                                                 51,060
         26,921  Ser. 03-HS1N, Class N, 7.48s, 2033                                                  26,989
         22,422  Ser. 03-NC1N, Class N, 7 1/4s, 2033                                                 22,514
         28,935  Ser. 04-4N, Class Note, 6.65s, 2034                                                 28,900
         37,176  Ser. 04-HE2N, Class NA, 5.43s, 2034                                                 37,083
        597,314  Structured Adjustable Rate Mortgage Loan
                 Trust Ser. 04-20, Class 1A2, 5.093s,
                 2034                                                                               607,668
                 Structured Asset Investment Loan Trust
      1,818,913  Ser. 03-BC2, Class A, IO, 6s, 2005                                                  16,310
        560,001  Ser. 03-BC8, Class A, IO, 6s, 2005                                                  10,544
      2,351,997  Ser. 04-1, Class A, IO, 6s, 2005                                                    67,627
      1,000,000  Structured Adjustable Rate Mortgage Loan
                 Trust Ser. 05-1, Class 1A1, 5.16s, 2035                                          1,018,201
        295,909  Structured Asset Securities Corp. Ser.
                 02-HF1, Class A, IO, 6s, 2005                                                        5,588
        188,000  TIAA Real Estate CD0, Ltd. FRN Ser.
                 02-1A, Class III, FRN, 7.6s, 2037
                 (Cayman Islands)                                                                   203,040
                 Wells Fargo Home Equity Trust 144A
         91,947  Ser. 04-1N, Class A, 5s, 2034                                                       91,618
        197,177  Ser. 04-2, Class N1, 4.45s, 2034                                                   197,166
         49,000  Ser. 04-2, Class N2, 8s, 2034                                                       46,550
                 Wells Fargo Mortgage Backed Securities
                 Trust FRB
        425,184  Ser. 04-U, Class A1, 3.892s, 2034                                                  427,309
        913,896  Ser. 04-I, Class 1A1, 3.393s, 2034                                                 916,752
         80,000  WFS Financial Owner Trust Ser. 04-3,
                 Class D, 4.07s, 2012                                                                79,632
        167,000  Whole Auto Loan Trust 144A Ser. 04-1,
                 Class D, 5.6s, 2011                                                                166,504
                                                                                              -------------
                 Total Asset-backed securities  (cost $26,098,499)                              $26,004,399

Collateralized mortgage obligations (7.6%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
        $81,000  Amresco Commercial Mortgage Funding I
                 144A Ser. 97-C1, Class H, 7s, 2029                                                 $84,564
                 Banc of America Commercial Mortgage,
                 Inc. 144A
        100,000  Ser. 01-PB1, Class K, 6.15s, 2035                                                  105,486
      2,209,622  Ser. 04-4, IO, 0.047s, 2042                                                         33,490
        100,000  Banc of America Large Loan 144A FRN Ser.
                 02-FL2A, Class L1, 5.4s, 2014                                                      100,293
        156,000  Banc of America Structured Security
                 Trust 144A Ser. 02-X1, Class A3, 5.436s,
                 2033                                                                               162,101
        100,000  Bear Stearns Commercial Mortgage
                 Securitization Corp. Ser. 00-WF2, Class
                 F, 8.195s, 2032                                                                    119,739
                 Bear Stearns Commercial Mortgage
                 Securitization Corp. 144A
        100,000  Ser. 04-ESA, Class K, 4.95s, 2016                                                  100,000
      2,238,324  Ser. 04-PWRA, Class X, IO, 0.161s, 2041                                             20,984
                 Chase Commercial Mortgage Securities
                 Corp. 144A
        362,000  Ser. 98-1, Class F, 6.56s, 2030                                                    392,797
         89,000  Ser. 98-1, Class G, 6.56s, 2030                                                     96,362
        203,000  Ser. 98-1, Class H, 6.34s, 2030                                                    176,238
        340,000  Commercial Mortgage Acceptance Corp.
                 Ser. 97-ML1, Class A3, 6.57s, 2030                                                 357,668
                 Commercial Mortgage Acceptance Corp.
                 144A
        157,000  Ser. 98-C1, Class F, 6.23s, 2031                                                   168,238
         55,000  Ser. 98-C2, Class F, 5.44s, 2030                                                    56,279
        158,000  Commercial Mortgage Pass-Through
                 Certificates 144A Ser. 01-FL4A, Class D,
                 3.253s, 2013                                                                       154,318
        119,000  CS First Boston Mortgage Securities
                 Corp. Ser. 97-C2, Class F, 7.46s, 2035                                             129,626
                 CS First Boston Mortgage Securities
                 Corp. 144A
         87,000  FRN Ser. 03-TF2A, Class L, 6.48s, 2014                                              86,530
         81,000  Ser. 02-CP5, Class M, 5 1/4s, 2035                                                  58,199
      4,874,375  Ser. 04-C3, Class AX, IO, 0.07s, 2036                                               82,869
        348,000  DLJ Commercial Mortgage Corp. 144A Ser.
                 99-CG2, Class B3, 6.1s, 2032                                                       364,788
                 DLJ Mortgage Acceptance Corp. 144A
         61,000  Ser. 97-CF1, Class B1, 7.91s, 2030                                                  66,383
        160,000  Ser. 97-CF1, Class A3, 7.76s, 2030                                                 170,657
GBP      48,023  European Loan Conduit 144A FRN Ser. 6A,
                 Class F, 7.148s, 2010 (United Kingdom)                                              91,698
                 Fannie Mae
       $178,719  IFB Ser. 03-87, Class SP, 12.052s, 2032                                            184,013
        284,876  Ser. 01-T10, Class A2, 7 1/2s, 2041                                                304,267
        267,751  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                 286,049
        107,349  Ser. 02-T6, Class A2, 7 1/2s, 2041                                                 114,605
        200,775  Ser. 01-T12, Class A2, 7 1/2s, 2041                                                214,548
        327,701  Ser. 01-T7, Class A1, 7 1/2s, 2041                                                 349,287
         37,998  Ser. 99-T2, Class A1, 7 1/2s, 2039                                                  40,628
        245,542  Ser. 00-T6, Class A1, 7 1/2s, 2030                                                 261,716
      1,731,800  Ser. 03-22, IO, 6s, 2033                                                           297,790
      1,118,162  Ser. 03-118, Class SF, IO, 5.57s, 2033                                             131,733
        392,063  Ser. 346, Class 2, IO, 5 1/2s, 2033                                                 76,942
        917,824  Ser. 338, Class 2, IO, 5 1/2s, 2033                                                181,342
        391,175  Ser. 333, Class 2, IO, 5 1/2s, 2033                                                 77,227
      1,114,897  Ser. 329, Class 2, IO, 5 1/2s, 2033                                                218,537
        631,045  Ser. 331, Class 1, IO, 5 1/2s, 2032                                                107,278
        500,511  Ser. 343, Class 25, IO, 4 1/2s, 2018                                                73,669
        288,118  Ser. 343, Class 26, IO, 4 1/2s, 2018                                                44,028
      2,287,454  Ser. 03-W10, Class 1, IO, 1.988s, 2043                                             111,513
      4,900,494  Ser. 03-W8, Class 12, IO, 1.641s, 2042                                             233,470
      2,144,335  Ser. 03-W6, Class 11, IO, 1.599s, 2042                                              22,790
      2,200,163  Ser. 03-W17, Class 12, IO, 1.158s, 2033                                             71,726
      1,978,272  Ser. 03-W6, Class 21, IO, 0.898s, 2042                                               4,938
     13,134,627  Ser. 02-T18, IO, 0.52s, 2042                                                       186,160
        791,702  Ser. 02-T4, IO, 0.45s, 2041                                                          8,781
     33,496,552  Ser. 02-26, IO, 0.236s, 2048                                                       201,649
      1,326,957  Ser. 352, Class 1, Principal only (PO),
                 zero %, 2034                                                                     1,075,717
        225,000  FFCA Secured Lending Corp. Ser. 99-1A,
                 Class C1, 7.59s, 2025                                                              157,500
        209,000  First Union-Lehman Brothers Commercial
                 Mortgage Trust II Ser. 97-C2, Class F, 7
                 1/2s, 2029                                                                         244,923
        114,000  First Union-Lehman Brothers-Bank of
                 America 144A Ser. 98-C2, Class G, 7s,
                 2035                                                                               128,455
                 Freddie Mac
        424,784  IFB Ser. 2763, Class SC, 18.99s, 2032                                              491,925
        345,457  Ser. 2553, Class IJ, IO, 5 1/2s, 2020                                                6,747
        493,191  Ser. 2828, Class GI, IO, 5.02s, 2034                                                66,595
      1,304,344  Ser. 2869, Class JS, IO, 4.77s, 2034                                               135,462
        253,252  Ser. 2882, Class SL, IO, 4.72s, 2034                                                29,897
        201,775  Ser. 2696, PO, zero %, 2033                                                        150,817
         53,000  GE Capital Commercial Mortgage Corp.
                 144A Ser. 00-1, Class H, 6.131s, 2033                                               37,964
         24,657  GMAC Commercial Mortgage Securities,
                 Inc. 144A FRN Ser. 02-FL1A, Class D,
                 3.70s, 2014                                                                         24,588
                 Government National Mortgage Association
        416,295  Ser. 03-114, Class SP, 12.51s, 2027                                                439,841
        599,694  Ser. 04-86, Class SW, IO, 4 1/4s, 2034                                              48,925
         95,000  GS Mortgage Securities Corp. II 144A FRB
                 Ser. 03-FL6A, Class L, 5.73s, 2015                                                  95,119
GBP     361,046  Hermione (European Loan Conduit No. 14)
                 144A FRB Class A, 5.348s, 2011 (Ireland)                                           684,642
       $331,000  IStar Asset Receivables Trust Ser.
                 02-1A, Class E, 3.794s, 2020                                                       331,298
      4,379,030  JP Morgan Chase Commercial Mortgage
                 Securities Corp. 144A Ser. 04-FL1A,
                 Class X1A, IO, 0.896s, 2019                                                         45,542
        238,000  LB Commercial Conduit Mortgage Trust
                 144A Ser. 98-C4, Class J, 5.6s, 2035                                               174,010
                 LB-UBS Commercial Mortgage Trust 144A
      2,271,980  Ser. 04-C7, Class XCL, IO, 0.136s, 2036                                             50,290
      2,916,252  Ser. 04-C2, Class XCL, IO, 0.133s, 2036                                             83,988
                 Lehman Brothers Floating Rate Commercial
                 Mortgage Trust 144A FRB
        170,000  Ser. 03-LLFA, Class L, 6.2s, 2014                                                  167,790
         66,000  Ser. 04-LLFA, Class H, 3.43s, 2017                                                  66,251
        100,230  Ser. 03-C4, Class A, 3.03s, 2015                                                   100,481
        156,000  Mach One Commercial Mortgage Trust 144A
                 Ser. 04-1A, Class H, 6.723s, 2040                                                  154,688
                 Merrill Lynch Mortgage Investors, Inc.
         56,498  Ser. 99-C1, Class A1, 7.37s, 2031                                                   57,272
         49,000  Ser. 98-C3, Class E, 7.143s, 2030                                                   54,830
      4,067,245  Merrill Lynch Mortgage Trust 144A Ser.
                 04-KEY2, Class XC, IO, 0.05s, 2039                                                  84,522
        360,000  Morgan Stanley Capital I 144A Ser.
                 04-RR, Class F7, 6s, 2039                                                          265,342
         78,000  Mortgage Capital Funding, Inc. FRB Ser.
                 98-MC2, Class E, 7.10s, 2030                                                        84,411
                 PNC Mortgage Acceptance Corp. 144A
        100,000  Ser. 00-C1, Class J, 6 5/8s, 2010                                                   88,587
         76,000  Ser. 00-C2, Class J, 6.22s, 2033                                                    79,130
        255,000  Pure Mortgages 144A FRB Ser. 04-1A,
                 Class F, 6.132s, 2034 (Ireland)                                                    255,000
        131,939  Salomon Brothers Mortgage Securities VII
                 Ser. 96-C1, Class E, 8.384s, 2028                                                  136,557
EUR     100,000  Titan Europe PLC 144A FRN Ser. 04-2A,
                 Class D, 3.044s, 2014 (Ireland)                                                    130,340
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $14,017,240)                  $13,213,439

Short-term investments (13.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                   Value
-----------------------------------------------------------------------------------------------------------
    $23,714,584  Putnam Prime Money Market Fund (e)                                             $23,714,584
        400,000  U.S. Treasury Bills zero%, March 31,
                 2005 (SEG)                                                                         398,600
                                                                                              -------------
                 Total Short-term investments  (cost $24,113,184)                               $24,113,184
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $196,040,245) (b)                                     $209,465,895
-----------------------------------------------------------------------------------------------------------


Putnam Global Income Trust

Forward currency contracts to buy at January 31, 2005 (Unaudited)
(aggregate face value $58,279,899)
                                                                   Unrealized
                                       Aggregate     Delivery    appreciation/
                          Value       face value       date     (depreciation)
------------------------------------------------------------------------------
Australian Dollar      $8,256,159     $8,254,446     4/20/05           $1,713
British Pound           1,662,660      1,685,581     3/16/05          (22,921)
Canadian Dollar           427,505        432,054     4/20/05           (4,549)
Euro                    3,638,517      3,716,878     3/16/05          (78,361)
Japanese Yen           36,584,244     37,006,744     5/18/05         (422,500)
Korean Won              1,853,558      1,824,820     5/18/05           28,738
New Zealand Dollar        110,323        111,115     4/20/05             (792)
South African Rand        448,891        449,068     4/20/05             (177)
Swedish Krona             415,496        434,116     3/16/05          (18,620)
Swiss Franc             3,784,413      3,930,881     3/16/05         (146,468)
Taiwan Dollar             439,041        434,196     5/18/05            4,845
------------------------------------------------------------------------------
                                                                    $(659,092)

Putnam Global Income Trust

Forward currency contracts to sell at January 31, 2005 (Unaudited)
(aggregate face value $42,907,015)
                                                                   Unrealized
                                       Aggregate     Delivery    appreciation/
                          Value       face value       date     (depreciation)
------------------------------------------------------------------------------
Australian Dollar      $4,111,620     $4,099,366     4/20/05         $(12,254)
British Pound           1,814,143      1,808,637     3/16/05           (5,506)
Canadian Dollar         6,258,533      6,516,710     4/20/05          258,177
Danish Krone              786,138        802,032     3/16/05           15,894
Euro                   14,988,786     15,266,713     3/16/05          277,927
Norwegian Krone         2,200,032      2,270,113     3/16/05           70,081
Swedish Krona           1,944,280      2,002,360     3/16/05           58,080
Swiss Franc             9,673,543     10,141,084     3/16/05          467,541
------------------------------------------------------------------------------
                                                                   $1,129,940

Putnam Global Income Trust

Futures contracts outstanding at January 31, 2005 (Unaudited)
                                                                   Unrealized
                                       Aggregate     Expiration  appreciation/
                          Value       face value       date     (depreciation)
------------------------------------------------------------------------------
Euro 90 day (Long)     $3,599,813     $3,584,501      Sep-06          $15,312
Euro 90 day (Long)      3,602,625      3,593,689      Jun-06            8,936
Euro 90 day (Short)       722,288        724,876      Dec-05            2,588
Euro 90 day (Short)       723,675        727,137      Sep-05            3,462
Euro 90 day (Short)       725,475        729,800      Jun-05            4,325
Euro 90 day (Short)    10,914,750     10,935,492      Mar-05           20,742
Euro-Bobl 5 yr (Long)   5,768,993      5,751,327      Mar-05           17,666
Euro-Bund 10 yr (Long)  1,875,802      1,867,394      Mar-05            8,408
Interest Rate Swap
10 yr (Short)           3,345,938      3,328,267      Mar-05          (17,671)
Japanese Government
Bond-Mini 10 yr (Long) 12,548,347     12,431,582      Mar-05          116,765
Japanese Government
Bond 10 yr-TSE (Long)   6,747,873      6,680,938      Mar-05           66,935
U.S. Treasury Bond
20 yr (Long)           21,360,938     21,039,565      Mar-05          321,373
U.S. Treasury Note
5 yr (Short)           37,145,000     37,135,262      Mar-05           (9,738)
U.S. Treasury Note
10 yr (Short)          10,103,906     10,071,387      Mar-05          (32,519)
------------------------------------------------------------------------------
                                                                     $526,584

Putnam Global Income Trust

TBA sale commitments outstanding at January 31, 2005 (Unaudited)
(proceeds receivable $16,864,766)

                                       Principal     Settlement
Agency                                  amount         date              Value
------------------------------------------------------------------------------
FHLMC 6 1/2s, February 1, 2035        $6,400,000     2/10/05        $6,709,500
FNMA  6 1/2s, February 1, 2035         2,800,000     2/10/05         2,929,938
FNMA  5 1/2s, February 1, 2035         3,200,000     2/10/05         3,258,000
FNMA  5s, February 1, 2035             4,000,000     2/10/05         3,990,000
------------------------------------------------------------------------------
                                                                   $16,887,438

Putnam Global Income Trust

Interest rate swap contracts outstanding at January 31, 2005 (Unaudited)

                                                                   Unrealized
                                       Notional    Termination   appreciation/
                                        amount        date      (depreciation)
------------------------------------------------------------------------------
Agreement with Bank of America,
N.A. dated March 25, 2004 to
pay semi-annually the notional
amount multiplied by 3.075% and
receive quarterly the notional
amount multiplied by the three
month USD-LIBOR.                      $4,100,000     3/30/09          $107,626

Agreement with Credit Suisse
First Boston International dated
July 7, 2004 to pay semi-annually
the notional amount multiplied by
4.945% and receive quarterly the
notional amount multiplied by the
three month USD-LIBOR.                   932,200      7/9/14           (35,330)

Agreement with Credit Suisse
First Boston International dated
July 7, 2004 to receive
semi-annually the notional amount
multiplied by 2.931% and pay
quarterly the notional amount
multiplied by the three month
USD-LIBOR.                               736,600      7/9/06            (5,062)

Agreement with Merrill Lynch
Capital Services, Inc. dated
September 27, 2002 to receive
semi-annually the notional
amount multiplied by the six
month JPY-LIBOR-BBA and pay
semi-annually the notional
amount multiplied by 0.399%.   JPY 1,135,000,000     10/1/07           (53,700)

Agreement with Merrill Lynch
International & Co. C.V. dated
January 25, 2005 to pay
semi-annually the notional amount
multiplied by 3.0425% and receive
quarterly the notional amount
multiplied by three month
BA-CDOR.                          CAD 20,400,000     1/25/07             2,135
------------------------------------------------------------------------------
                                                                       $15,669

Putnam Global Income Trust
------------------------------------------------------------------------------
Total return swap contracts outstanding at January 31, 2005 (Unaudited)

                                       Notional    Termination     Unrealized
                                        amount        date        appreciation
------------------------------------------------------------------------------
Agreement with Deutsche Bank AG
dated August 10, 2004 to receive
at maturity the notional amount
multiplied by the nominal spread
appreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index adjusted
by a modified duration factor and
pay at maturity the notional
amount multiplied by the nominal
spread depreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index and an
accrual of 25 basis points plus
the beginning of the period
nominal spread of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index.             $10,787,200      3/1/05          $103,697

Agreement with Goldman Sachs
Capital Markets, L.P. dated
December 29, 2004 to pay at
maturity the notional amount
multiplied by the spread
depreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index adjusted
by a modified duration factor and
receive at maturity the notional
amount multiplied by the
appreciation of the Lehman
Brothers AAA Commercial Mortgage
Backed Securities Index plus 8
basis points.                         12,286,000      7/1/05            32,976

Agreement with Goldman Sachs
Capital Markets, L.P. dated
October 29, 2004 to receive at
maturity the notional amount
multiplied by the nominal spread
appreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor and an accrual of 25 basis
points plus the beginning of the
period nominal spread of the
Lehman Brothers AAA 8.5+
Commercial Mortgage Backed
Securities Index and pay at
maturity the notional amount
multiplied by the nominal spread
depreciation of the Lehman
Brothers AAA 8.5+ Commercial
Mortgage Backed Securities Index
adjusted by a modified duration
factor.                                2,708,878      5/1/05            10,549

Agreement with Lehman Brothers
Special Financing, Inc. dated
August 12, 2004 to receive (pay)
monthly the notional amount
multiplied by the return of
Lehman Brothers CMBS
ERISA-Eligible Index and pay
monthly the one month
USD-LIBOR-BBA less 25 basis
points.                                1,827,758      3/1/05            10,509
------------------------------------------------------------------------------
                                                                      $157,731

      NOTES

  (a) Percentages indicated are based on net assets of $174,941,216.

  (b) The aggregate identified cost on a tax basis is $196,040,245, resulting in gross unrealized appreciation and depreciation of $15,008,815 and $1,583,165, respectively, or net unrealized appreciation of $13,425,650.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2005.

  (e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $104,342 for the period ended January 31, 2005.

  (F) Security is valued at fair value following procedures approved by the Trustees.

  (g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates at January 31, 2005.

      The rates shown on Inverse Floating Rate Bonds (IFB), which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at January 31, 2005.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at January 31, 2005:
      (as a percentage of Market Value)

      Austria             4.2%
      Belgium             1.3
      Canada              3.4
      Cayman Islands      1.9
      Denmark             0.9
      France              3.6
      Germany            11.4
      Ireland             6.4
      Italy               0.8
      Netherlands         3.2
      Portugal            1.8
      Sweden              1.0
      United Kingdom      6.5
      United States      53.4
      Other               0.4

      Total             100.0%


      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund's exposure to interest rates. Interest rate swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      TBA purchase commitments The fund may enter into "TBA" (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss.

      Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: March 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: March 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: March 28, 2005